Other Gains (Losses) (Details) - CLP ($) $ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other gains losses [Abstract]
Results derivative contracts	[1]	$ 8,867,110	$ (6,153,705)	$ 4,830,982
Marketable securities to fair value		10,018	(81,145)	(275,172)
Bargain purchase gain	[2]		(1,678,339)	(3,043,107)
Impairment		0	(6,029,434)	0
Other		713,322	(824,140)	(4,442,118)
Total		$ 9,590,450	$ (11,410,085)	$ 3,156,799

[1]	Under this concept there are ThCh$ 823,622 paid (net), ThCh$ 2,404,593 and ThCh$ 8,184,537 received (net), as of December 31, 2021, 2020 and 2019, respectively, and these were recorded in the Consolidated Cash Flow Statement, under Operational activities, in line item Other cash movements.
[2]	It corresponds to the higher value originated by the purchase of the businesses of the vineyards of Pocito and Cañada Honda in 2019. In 2020 it corresponds to vineyards La Consulta and Mahina SpA. See Note 1 - General information, letter C) numeral 4 and 9, respectively.